Share-based Payments - Summary of share-based compensation expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	$ 68,159	¥ 434,350	¥ 330,114	$ 121,279
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	2,743	17,481	10,614	8,509
Selling and marketing expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	11,392	72,594	62,270	37,808
General and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	30,425	193,886	169,101	31,988
Research and development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	$ 23,599	¥ 150,389	¥ 88,129	$ 42,974